QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-8255
--------------------------------------------------------------------------------
                       Investment Company Act file number

                              THE WORLD FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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               (Address of principal executive offices) (Zip code)

                                  Glen A. Payne
                              Jones & Keller, P.C.
                                 19999 Broadway
                                   Suite 3150
                                Denver, CO 80202
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                     (Name and address of agent for service)

                                 (800) 527-9525
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code:

                          Date of fiscal year end: 8/31

                        Date of reporting period: 5/31/13

                           TOREADOR INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2013
                                   (UNAUDITED)

------------------------------------------------------------------------------------
NUMBER                                                      % OF
  OF                                                       TOTAL
SHARES                 SECURITY DESCRIPTION             INVESTMENTS       FAIR VALUE
------------------------------------------------------------------------------------
             COMMON STOCK                                     97.08%
             AUSTRALIA                                         5.64%
   20,748    Bluescope Steel Ltd                                          $  104,935
    1,781    CSL Ltd                                                         101,870
   21,915    Goodman Group                                                   108,104
    7,720    Graincorp Ltd-A                                                  94,093
   20,151    Insurance Australia Group                                       109,845
                                                                          ----------
                                                                             518,847
                                                                          ----------
             AUSTRIA                                           1.12%
    2,227    OMV AG                                                          103,325
                                                                          ----------
             BELGIUM                                           1.32%
    3,304    Ageas                                                           121,842
                                                                          ----------
             BERMUDA                                           3.55%
   16,282    Cheung Kong Infrastructure                                      113,260
    1,580    Jardine Matheson Hldgs Ltd                                      103,806
    2,722    Jardine Strategic Holdings                                      109,179
                                                                          ----------
                                                                             326,245
                                                                          ----------
             CANADA                                            6.29%
    6,495    Aimia Inc. Com                                                   93,243
    2,115    Astral Media Inc. Cl A                                           99,371
    1,633    Home Capital Group Inc.                                          83,765
    3,523    Husky Energy Inc.                                                99,757
    1,966    Saputo Inc.                                                      96,323
    3,508    Suncor Energy Inc. New                                          106,328
                                                                          ----------
                                                                             578,787
                                                                          ----------
             DENMARK                                           1.27%
    4,580    Topdanmark A/S                                                  116,943
                                                                          ----------
             FINLAND                                           0.99%
    4,642    Yit Yhtymae Oy                                                   90,908
                                                                          ----------
             FRANCE                                            5.90%
   11,933    Credit Agricole SA                                              113,006
    2,333    Legrand SA                                                      115,191
    1,223    Michelin (CGDE)                                                 107,581
    2,063    Total Sa-Spon ADR                                               102,841
      942    Wendel                                                          104,098
                                                                          ----------
                                                                             542,717
                                                                          ----------
             GERMANY                                           6.37%
    5,118    Deutsche Lufthansa-REG                                          110,459
    1,202    Henkel AG & Co. KGAA                                            116,373
      656    Merck KGAA                                                      104,078
    3,474    Prosieben Sat.1 Media AG                                        139,314
    3,458    Talanx AG                                                       115,628
                                                                          ----------
                                                                             585,852
                                                                          ----------
             GREECE                                            1.42%
   30,763    Hellenic Telecom Organization Sa Spon ADR                       130,743
                                                                          ----------
             GREAT BRITAIN                                    17.37%
    6,547    Antofagasta PLC                                                  93,949
    4,022    Associated British Foods                                        110,608
    6,303    Babcock Intl Group PLC                                          110,966
    4,417    Bae Systems Plc-Spon ADR                                        108,879
      924    British American Tobacco Spon ADR                               101,427
   18,558    Centrica PLC                                                    107,029
   34,554    Data Art(1)                                                     310,986
      861    Diageo Plc-Spon ADR                                             101,822
   32,619    Direct Line Insurance Group                                     104,952
   57,347    Itv PLC                                                         114,104

                           TOREADOR INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2013
                                   (UNAUDITED)

------------------------------------------------------------------------------------
NUMBER                                                      % OF
  OF                                                       TOTAL
SHARES                 SECURITY DESCRIPTION             INVESTMENTS       FAIR VALUE
------------------------------------------------------------------------------------
    2,399    Reed Elsevier Plc-Spons ADR                                     108,051
    1,559    Royal Dutch Shell PLC ADR                                       103,471
   18,169    William Hill PLC                                                122,075
                                                                          ----------
                                                                           1,598,319
                                                                          ----------
             HONG KONG                                         3.22%
    1,709    China Mobile Ltd-Spon ADR                                        88,526
      543    CNOOC Ltd-ADR                                                    94,395
   41,802    SJM Holdings Ltd                                                113,351
                                                                          ----------
                                                                             296,272
                                                                          ----------
             IRELAND                                           1.49%
    2,800    Ryanair Holdings PLC-Spon ADR                                   136,752
                                                                          ----------
             ITALY                                             1.26%
    4,308    Lottomatica Group SPA                                           116,235
                                                                          ----------
             JAPAN                                            15.52%
   14,000    Asahi Glass Co. Ltd                                             101,894
      941    Central Japan Railway Co.                                       104,504
    5,700    Dainippon Sumitomo Pharma Co., Ltd.                              80,032
    3,500    Japan TobacCo. Inc.                                             120,079
    5,400    JFE Holdings Inc.                                               114,854
   23,000    Mitsubishi Chemical Hold                                        111,522
   15,500    Mitsubishi UFJ Financial Group Inc.                              91,448
   49,000    Mitsui Chemicals Inc.                                           112,722
   22,218    Mizuho Financial Group-ADR                                       86,428
   22,100    Resona Holdings Inc.                                            101,241
    4,900    Shionogi & Co. Ltd                                               93,044
    2,000    Softbank Corp.                                                  102,529
   11,017    Sumitomo Mitsui-Spons ADR                                        88,907
   22,000    Tokyo Gas Co. Ltd                                               118,889
                                                                          ----------
                                                                           1,428,093
                                                                          ----------
             LUXEMBOURG                                        1.12%
    8,136    Arcelormittal-NY Registered                                     103,002
                                                                          ----------
             NETHERLANDS                                       4.99%
    1,793    Heineken Holding NV                                             106,191
    1,689    Lyondellbasell Indu-CLASS A                                     112,572
    3,668    NXP SemiConductors NV                                           113,158
   13,717    Stmicroelectronics NV-NY Shs                                    127,568
                                                                          ----------
                                                                             459,489
                                                                          ----------
             NEW ZEALAND                                       1.10%
   11,074    TeleCom New Zealand-Spon ADR                                    100,884
                                                                          ----------
             NORWAY                                            1.11%
    2,903    TGS Nopec Geophysical Co.                                       102,145
                                                                          ----------
             SPAIN                                             2.52%
    4,015    Amadeus It Holding SA - A                                       122,477
   14,025    Gestevision Telec Inc. SA                                       108,973
                                                                          ----------
                                                                             231,450
                                                                          ----------
             SWEDEN                                            2.66%
   10,162    Nordea Bank AB                                                  125,971
   11,300    Skandinaviska Enskilda B                                        118,607
                                                                          ----------
                                                                             244,578
                                                                          ----------
             SWITZERLAND                                       4.79%
    1,117    Baloise Holding AG                                              109,940
    1,549    Novartis AG-ADR                                                 111,156
    1,925    Roche Holdings Ltd-Spon ADR                                     120,005
    1,349    Swiss Re Ltd-Spon ADR                                            99,165
                                                                          ----------
                                                                             440,266
                                                                          ----------

                           TOREADOR INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2013
                                   (UNAUDITED)

------------------------------------------------------------------------------------
NUMBER                                                      % OF
  OF                                                       TOTAL
SHARES                 SECURITY DESCRIPTION             INVESTMENTS       FAIR VALUE
------------------------------------------------------------------------------------
             UNITED STATES                                     6.06%
    6,114    Ishares Msci Eafe Index Fund ETF                                367,329
    4,082    Vanguard FTSE All-World EX-US ETF                               189,854
                                                                          ----------
                                                                             557,183
                                                                          ----------

             TOTAL COMMON STOCKS                              97.08%       8,930,877
                                                                          ----------
             PREFERRED STOCK                                   2.92%

             GREAT BRITAIN                                     2.92%
   18,728    Data Art (1)                                                    269,009
                                                                          ----------
             TOTAL PREFERRED STOCK
                                                                             269,009
                                                                          ----------
             TOTAL INVESTMENTS                               100.00%      $9,199,886
                                                          ==========      ==========

(1) - Restricted security. The aggregate value of such securities is 6.3% of total market value of investments and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR-Security represented is held by the custodian bank in the form of American Depository Receipts.

In accordance with U.S. GAAP, "fair value" is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2013:

                   -----------------------------------------------------------------------
                                               Level 1         Level 2             Level 3
                   -----------------------------------------------------------------------
                                                               Other
                                                             Significant
                                                             Observable        Significant
                                         Quoted Prices         Inputs            Inputs               Total
                   ----------------------------------------------------------------------------------------
Common Stocks                               $8,619,891               $0           $310,986       $8,930,877
Preferred Stocks                                     0                0            269,009          269,009
                   ----------------------------------------------------------------------------------------
                                            $8,619,891               $0           $579,995       $9,199,886
                   ========================================================================================

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                   Balance At 8/31/12                                                $579,995
                   Total Realized Gain (loss)                                               0
                   Change In Unrealized Appreciation/depreciation                           0
                   Cost Of Purchases                                                        0
                   Proceeds From Sales                                                      0
                   Transfer Into Level 3                                                    0
                   Transfer Out Of Level 3                                                  0
                                                                                     --------
                   Balance at 5/31/13                                                $579,995
                                                                                     ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             ---------------------

By: /s/ John Pasco, III
    -------------------
John Pasco, III
Principal Executive Officer

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
    -------------------

John Pasco, III
Principal Executive Officer

Date: July 30, 2013

By: /s/ Karen Shupe
    ---------------
Karen Shupe
Principal Financial Officer

Date: July 30, 2013